Business Activities (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Business Acquisition [Line Items]
Gain on sale of facility		$ 7,932
Evolve [Member]
Business Acquisition [Line Items]
Non-cash Charges		1,600
Share losses of associated companies due to the write-off of in-process research and development project		5,000
Eden Prairie [Member]
Business Acquisition [Line Items]
Total consideration	$ 3,700
Gain on sale of facility	$ 1,600
Solidscape [Member]
Business Acquisition [Line Items]
Gain on sale of facility		$ 7,000